INCOME TAXES (Schedule of United States and foreign Income (Loss) Before Income Taxes and Non-Controlling Interest) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
United States and foreign income (loss) before income taxes and non-controlling interest
United States	$ 7,905	$ 19,717	$ (14,809)
Foreign	(6,985)	(51,037)	(13,837)
Income (loss) before income taxes	920	$ (31,320)	$ (28,646)
CAYMAN ISLANDS
INCOME TAXES
Withholding tax	$ 0